Revenue (Tables)	6 Months Ended
Sep. 30, 2023
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
A summary of the Company’s disaggregated revenue is as follows:

	Three Months Ended September 30,
	External Customers		Related Parties		Total
(in millions, except percentages)	2023	2022	2023	2022	2023	2022
License and Other Revenue (1)	$294	$95	$94	$93	$388	$188
Royalty Revenue	350	374	68	68	418	442
	$644	$469	$162	$161	$806	$630
(1)    Includes over-time revenue of $30 million and $24 million and point-in-time revenue of $358 million and $164 million for the three months ended September 30, 2023 and 2022, respectively.

	Six Months Ended September 30,
	External Customers		Related Parties		Total
(in millions, except percentages)	2023	2022	2023	2022	2023	2022
License and Other Revenue (2)	$474	$242	$189	$204	$663	$446
Royalty Revenue	705	751	113	125	818	876
	$1,179	$993	$302	$329	$1,481	$1,322
(2)    Includes over-time revenue of $47 million and $48 million and point-in-time revenue of $616 million and $398 million for the six months ended September 30, 2023 and 2022, respectively.

Revenue from External Customers by Geographic Areas	The following table summarizes information pertaining to revenue from customers based on the principal headquarter address by geographic regions:

	Three Months Ended September 30,		Six Months Ended September 30,
(in millions)	2023	2022	2023	2022
United States	$331	$243	$623	$508
PRC (1)	178	162	319	330
Taiwan	166	97	281	197
Republic of Korea	62	53	107	114
Other countries	69	75	151	173
Total	$806	$630	$1,481	$1,322
(1)    “PRC” means the People’s Republic of China, including the Hong Kong Special Administrative Region and the Macau Special Administrative Region, but excluding Taiwan.

Schedule of Accounts Receivable
A summary of the components of accounts receivable, net is as follows:

(in millions)	As of September 30, 2023	As of March 31, 2023
Trade receivables	$486	$625
Royalty receivables	381	377
Total gross receivables	867	1,002
Allowance for current expected credit losses	(3)	(3)
Total accounts receivables, net	$864	$999

Schedule of Accounts Receivable, Allowance for Credit Loss
A summary of the movement in the allowance for current expected credit losses is as follows:

(in millions)	Total
Balance as of March 31, 2023	$3
Additional provision	—
Amounts written off during the period as uncollectible	—
Balance as of September 30, 2023	$3

Reconciliation of Contract Liabilities
A reconciliation of the movement in contract liabilities is as follows:

(in millions)	Total
Current Contract Liabilities	$293
Non- Current Contract Liabilities	807
Balance as of March 31, 2023	$1,100
Customer prepayment and billing in advance of performance	117
Revenue recognized in the period that was included in the contract liability balance at the beginning of the period	(116)
Revenue recognized in the period that was included in the contract liability balance during the period	(73)
Balance as of September 30, 2023	$1,028
Current portion of contract liabilities	$288
Non-current portion of contract liabilities	$740